Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Beginning Balance		$ 245,369	$ 84,843
Acquired through business combinations	[1]	54,378	162,777
Effects of foreign currency exchange rate changes		(2,313)	(2,251)
Other		0	0
Ending Balance		297,434	245,369
Consumer
Goodwill [Line Items]
Beginning Balance		216,904	67,874
Acquired through business combinations	[1]	53,809	149,852
Effects of foreign currency exchange rate changes		(366)	(822)
Other		0	0
Ending Balance		270,347	216,904
SMB
Goodwill [Line Items]
Beginning Balance		28,465	16,969
Acquired through business combinations	[1]	570	12,925
Effects of foreign currency exchange rate changes		(1,947)	(1,429)
Other		0	0
Ending Balance		$ 27,088	$ 28,465

[1]	Includes measurement period adjustment of $4,798. See Note 3 for acquisitions completed in financial years ended December 31, 2014 and 2015.